PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)

Common Stocks – 90.9% of Net Assets
	Aerospace & Defense – 1.1%
12,300	Axon Enterprise, Inc.(a)	$2,765,655

	Banks – 0.7%
64,115	Bank of NT Butterfield & Son Ltd.	1,731,105

	Building Products – 1.4%
23,840	Allegion PLC	2,544,443
52,925	AZEK Co., Inc.(a)	1,245,855

		3,790,298

	Capital Markets – 9.2%
8,350	Ares Management Corp., Class A	696,724
171,642	Brightsphere Investment Group, Inc.	4,047,318
31,345	Cboe Global Markets, Inc.	4,207,753
19,695	FactSet Research Systems, Inc.	8,175,198
107,690	Nasdaq, Inc.	5,887,412
13,407	Raymond James Financial, Inc.	1,250,471

		24,264,876

	Chemicals – 3.0%
46,910	Axalta Coating Systems Ltd.(a)	1,420,904
42,290	FMC Corp.	5,164,878
14,280	LyondellBasell Industries NV, Class A	1,340,749

		7,926,531

	Commercial Services & Supplies – 4.0%
77,830	Republic Services, Inc.	10,524,173

	Communications Equipment – 3.5%
32,005	Motorola Solutions, Inc.	9,157,591

	Construction & Engineering – 3.8%
213,410	WillScot Mobile Mini Holdings Corp.(a)	10,004,661

	Construction Materials – 1.5%
23,005	Vulcan Materials Co.	3,946,738

	Consumer Staples Distribution & Retail – 1.0%
44,825	Performance Food Group Co.(a)	2,704,740

	Containers & Packaging – 1.7%
7,160	Avery Dennison Corp.	1,281,139
37,180	Crown Holdings, Inc.	3,075,158

		4,356,297

	Diversified Consumer Services – 0.8%
17,965	Grand Canyon Education, Inc.(a)	2,046,213

	Electric Utilities – 4.0%
98,690	Alliant Energy Corp.	5,270,046

Shares	Description	Value (†)

Common Stocks – continued
	Electric Utilities – continued
86,075	Evergy, Inc.	$5,260,904

		10,530,950

	Electrical Equipment – 5.0%
42,150	AMETEK, Inc.	6,125,660
7,925	Hubbell, Inc.	1,928,232
116,160	nVent Electric PLC	4,987,910

		13,041,802

	Electronic Equipment, Instruments & Components – 2.3%
18,245	CDW Corp.	3,555,768
14,875	Keysight Technologies, Inc.(a)	2,402,015

		5,957,783

	Financial Services – 0.2%
9,897	Apollo Global Management, Inc.	625,095

	Health Care Equipment & Supplies – 2.8%
10,355	Cooper Cos., Inc.	3,866,143
44,200	Hologic, Inc.(a)	3,566,940

		7,433,083

	Health Care Providers & Services – 2.8%
46,290	AmerisourceBergen Corp.	7,411,492

	Hotels, Restaurants & Leisure – 1.4%
103,765	Aramark	3,714,787

	Household Products – 2.2%
64,050	Church & Dwight Co., Inc.	5,662,660

	Independent Power & Renewable Electricity Producers – 1.8%
201,480	Vistra Corp.	4,835,520

	Insurance – 6.3%
58,935	Allstate Corp.	6,530,587
29,885	Arthur J Gallagher & Co.	5,717,299
32,910	Reinsurance Group of America, Inc.	4,369,132

		16,617,018

	Life Sciences Tools & Services – 3.6%
16,090	Agilent Technologies, Inc.	2,225,891
97,785	Avantor, Inc.(a)	2,067,175
25,407	IQVIA Holdings, Inc.(a)	5,053,198

		9,346,264

	Machinery – 3.4%
35,860	Crane Holdings Co.	4,070,110
56,675	Otis Worldwide Corp.	4,783,370

		8,853,480

	Media – 3.2%
48,240	Nexstar Media Group, Inc.	8,329,118

Shares	Description	Value (†)

Common Stocks – continued
	Metals & Mining – 0.5%
82,740	Constellium SE(a)	$1,264,267

	Mortgage Real Estate Investment Trusts (REITs) – 1.5%
486,565	Rithm Capital Corp.	3,892,520

	Multi-Utilities – 4.0%
61,375	Ameren Corp.	5,302,186
85,460	CMS Energy Corp.	5,245,535

		10,547,721

	Oil, Gas & Consumable Fuels – 2.2%
24,290	Diamondback Energy, Inc.	3,283,279
12,755	Pioneer Natural Resources Co.	2,605,081

		5,888,360

	Professional Services – 8.1%
20,330	CACI International, Inc., Class A(a)	6,023,372
10,425	Equifax, Inc.	2,114,607
84,440	Maximus, Inc.	6,645,428
112,835	SS&C Technologies Holdings, Inc.	6,371,793

		21,155,200

	Semiconductors & Semiconductor Equipment – 1.0%
7,160	Analog Devices, Inc.	1,412,095
16,125	Entegris, Inc.	1,322,411

		2,734,506

	Software – 2.4%
17,435	Tyler Technologies, Inc.(a)	6,183,148

	Textiles, Apparel & Luxury Goods – 0.5%
27,800	Skechers USA, Inc., Class A(a)	1,321,056

	Total Common Stocks (Identified Cost $196,751,461)	238,564,708

Principal Amount

Short-Term Investments – 9.1%
$23,808,382	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $23,812,548 on 4/03/2023 collateralized by $24,910,300 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $24,284,628 including accrued interest(b) (Identified Cost $23,808,382)	23,808,382

	Total Investments – 100.0% (Identified Cost $220,559,843)	262,373,090
	Other assets less liabilities – 0.0%	108,652

	Net Assets – 100.0%	$262,481,742

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$238,564,708	$—	$—	$238,564,708
Short-Term Investments	—	23,808,382	—	23,808,382

Total	$238,564,708	$23,808,382	$—	$262,373,090

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Capital Markets	9.2%
Professional Services	8.1
Insurance	6.3
Electrical Equipment	5.0
Multi-Utilities	4.0
Electric Utilities	4.0
Commercial Services & Supplies	4.0
Construction & Engineering	3.8
Life Sciences Tools & Services	3.6
Communications Equipment	3.5
Machinery	3.4
Media	3.2
Chemicals	3.0
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.8
Software	2.4
Electronic Equipment, Instruments & Components	2.3
Oil, Gas & Consumable Fuels	2.2
Household Products	2.2
Other Investments, less than 2% each	15.1
Short-Term Investments	9.1

Total Investments	100.0
Other assets less liabilities	0.0 *

Net Assets	100.0%

*	Less than 0.1%